CAPITAL STOCK	6 Months Ended
Jun. 30, 2020
Capital Stock [Abstract]
CAPITAL STOCK	CAPITAL STOCK
A)    Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,778,068,071 common shares as at June 30, 2020). Our common shares have no par value.
B)    Dividends
The Company’s practice has been to declare dividends after a quarter in the announcement of the results for the quarter. Dividends declared are paid in the same quarter.
The Company’s dividend reinvestment plan resulted in 101,460 common shares issued to shareholders for the six months ended June 30, 2020.